Share Capital and Reserves (Details) - CAD ($)			12 Months Ended
	Feb. 29, 2016	Nov. 18, 2015	Aug. 31, 2018
IfrsStatementLineItems [Line Items]
Beginning balance, value			$ (487,776)
Common shares issued as private placement (Note 11 b)	$ 638,295	$ 4,540,474
Ending balance, value			$ (799,588)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)			2,650,627
Beginning balance, value			$ 23,220,683
Common shares issued as private placement (Note 11 b) (in shares)			7,692
Common shares issued as private placement (Note 11 b)			$ 30,233
Common shares issued as settlement of shareholder advances (Note 11 b) (in shares)			1,187,672
Common shares issued as settlement of shareholder advances (Note 11 b)			$ 213,781
Common shares issued as anti-dilution provision (Note 11 b) (in shares)			1,420,809
Common shares issued as anti-dilution provision (Note 11 b)			$ 184,705
Common shares issued as anti-dilution provision (Note 11 b) (in shares)			16,364
Common shares issued as anti-dilution provision (Note 11 b)			$ 2,127
Balance at ending (in shares)			5,283,164
Ending balance, value			$ 23,651,529